Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Canon Inc. Shareholders Per Share Computations (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share Disclosure [Line Items]
Net income attributable to Canon Inc.	¥ 220,209	¥ 254,797	¥ 230,483
Average common shares outstanding	1,092,017,955	1,112,509,931	1,147,933,835
Stock options	34,931	4,393	8,466
Diluted common shares outstanding	1,092,052,886	1,112,514,324	1,147,942,301
Net income attributable to Canon Inc. shareholders per share:
Basic	¥ 201.65	¥ 229.03	¥ 200.78
Diluted	¥ 201.65	¥ 229.03	¥ 200.78